Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 21,504	$ 312,173
Inventories	208,674	209,729
Prepaid expenses	543,642	11,784
Other receivable - related party	46,743
Other receivable - others	412,390	891
Other current assets	6,591
Total Current Assets	1,239,544	534,577
Property and Equipment
Cost	405,319	128,917
Accumulated depreciation	(100,592)	(43,825)
Property and equipment	304,727	85,092
Construction in progress	3,250,000	3,660,000
Net Property and Equipment	3,554,727	3,745,092
Other Assets
Intangible asset, net	3,877,500	4,372,500
Goodwill	1,450,536	1,105,942
Deposits - related party	2,396	4,966
Deposits - others	141,273	801,405
Total Other Assets	5,471,705	6,284,813
Total Assets	10,265,976	10,564,482
Current Liabilities
Short-term bank loan	10,000
Accrued expenses	637,675	71,978
Other payable - related parties	1,082,395	2,955,575
Other payable - others	2,081,787	1,671,269
Total Current Liabilities	3,811,857	4,698,822
Restricted stock deposit liability	56	3,342
Total Liabilities	3,811,913	4,702,164
Commitments and Contingency
Stockholders' Equity
Preferred stock, no par value, as of December 31, 2017 and 2016, 10,000,000 shares authorized, none issued and outstanding. Preferred stock, $0.001 par value, as of December 31, 2017, 50,000,000 shares
Common stock, no par value. Authorized - 210,000,000 shares. Issued and outstanding - 98,720,060 (excluding 6,683,340 unvested restricted shares) as of December 31, 2016. Common stock, $0.001 par value. Authorized - 450,000,000 shares. Issued and outstanding - 41,418,665 (excluding 41,432 unvested restricted shares) as of December 31, 2017	41,418	4,470,839
Additional paid in capital	13,484,857	80,000
Subscribed capital	75,040	1,862,643
Accumulated deficits	(7,143,788)	(551,204)
Accumulated other comprehensive loss	(3,464)	(10)
Total Stockholders' Equity	6,454,063	5,862,268
Non-controlling interest in subsidiary		50
Total Equity	6,454,063	5,862,318
Total Liabilities and Equity	$ 10,265,976	$ 10,564,482